Other Financial Assets - Additional Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial assets [line items]
Restricted term deposit	$ 119,000	$ 119,000
Effective interest rate on deposits	4.20%	1.95%
Maturity Date of June 3, 2024
Disclosure of financial assets [line items]
Restricted term deposit	$ 119,000
Restricted term deposit maturity date	Jun. 03, 2024
Maturity Date of June 3, 2022
Disclosure of financial assets [line items]
Restricted term deposit		$ 119,000
Restricted term deposit maturity date		Jun. 03, 2022